Leases - Summary of Lease Cost (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Lease, Cost [Abstract]
Operating lease cost	¥ 834,060	$ 119,269	¥ 817,017	¥ 887,006
Short-term lease cost	23,851	3,411	9,384	8,285
Variable lease cost	0	0	0	7,073
Total	857,911	122,680	826,401	902,364
Cash paid for operating leases	817,150	116,851	827,128	904,637
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 409,248	$ 58,522	¥ 600,265	¥ 537,700